Analysis of Net Debt - Schedule of Liquidity and Capital Resources Related to Cash Generation and Changes in Our Cash and Cash Equivalents Position (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Cash Generation And Changes In Our Cash And Cash Equivalents Position [abstract]
Net cash inflow from operating activities		$ 3,954	$ 4,210	[1]	$ 3,938	[1]
Net cash outflow from investing activities		(884)	(2,546)	[1]	(1,060)	[1]
Net cash (outflow)/inflow from financing activities		(2,686)	(3,305)	[1]	287	[1]
Increase/(decrease) in cash and cash equivalents		384	(1,641)	[1]	3,165	[1]
Cash and cash equivalents at 1 January	[1]	5,783	7,721		4,218
Effect of exchange rate changes		(231)	(297)	[1]	338	[1]
Cash and cash equivalents at 31 December		5,936	5,783	[1]	7,721	[1]
Derivative financial instruments - non-financing		(16)	0		0
Lease liabilities		(1,319)	(1,671)		(1,635)
Bank overdrafts		(94)	(111)		(120)
Borrowings		(9,542)	(10,376)		(12,095)
Derivative financial instruments - financing		(70)	122		188
Total liabilities from financing activities		(11,025)	(12,036)		(13,662)
Group net debt		$ (5,105)	$ (6,253)		$ (5,941)		$ (7,532)

[1]	See the Accounting Policies on page 181 for further details.